Significant asset purchase agreements (Details) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	[1]	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Disclosure of significant asset purchase agreements [Line Items]
Intangible assets other than goodwill	₨ 44,665	$ 686		₨ 44,925	₨ 20,796
UCB India Private Limited and affiliates [Member]
Disclosure of significant asset purchase agreements [Line Items]
Counter Party Name	UCB India Private Limited and affiliates
Description Of Particulars Related To Asset Agreement	Purchase of a select portfolio of established products business in the territories of India, Nepal, Sri Lanka and Maldives to strengthen our presence in the areas of dermatology, respiratory and pediatric products, all for a total purchase consideration of Rs.8,000.
Useful lives or amortisation rates, intangible assets other than goodwill	9 to 15 years
Intangible assets other than goodwill	₨ 6,081
Hatchtech Pty Limited [Member]
Disclosure of significant asset purchase agreements [Line Items]
Counter Party Name	Hatchtech Pty Limited
Description Of Particulars Related To Asset Agreement	Purchase of intellectual property rights of an innovative prescription head lice product, Xeglyze™ lotion. Consideration was an upfront amount of Rs.606 plus certain milestone-based payments.
Useful lives or amortisation rates, intangible assets other than goodwill	Not available for use yet
Intangible assets other than goodwill	₨ 1,011
Alchemia Limited [Member]
Disclosure of significant asset purchase agreements [Line Items]
Counter Party Name	Alchemia Limited
Description Of Particulars Related To Asset Agreement	Purchase of worldwide, exclusive intellectual property rights to fondaparinux sodium, all for an aggregate consideration of Rs.1,158.
Useful lives or amortisation rates, intangible assets other than goodwill	4 years
Intangible assets other than goodwill	₨ 459
XenoPort, Inc. [Member]
Disclosure of significant asset purchase agreements [Line Items]
Counter Party Name	XenoPort, Inc.
Description Of Particulars Related To Asset Agreement	Purchase of exclusive U.S. rights for the development and commercialization of XenoPort’s clinical stage oral new chemical entity, all for an aggregate consideration of Rs.3,159. The Company plans to develop the in-licensed compound as a potential treatment for moderate-to-severe chronic plaque psoriasis and for relapsing forms of multiple sclerosis.
Useful lives or amortisation rates, intangible assets other than goodwill	Not available for use yet
Intangible assets other than goodwill	₨ 3,219
Eisai Company Limited [Member]
Disclosure of significant asset purchase agreements [Line Items]
Counter Party Name	Eisai Company Limited
Description Of Particulars Related To Asset Agreement	Acquisition of commercialization rights for an anti-cancer biologic agent (E7777) from Eisai Company Limited. The consideration was an upfront amount plus certain milestone-based payments.
Useful lives or amortisation rates, intangible assets other than goodwill	Not available for use yet
Intangible assets other than goodwill	₨ 1,065
Ducere Pharma LLC [Member]
Disclosure of significant asset purchase agreements [Line Items]
Counter Party Name	Ducere Pharma LLC
Description Of Particulars Related To Asset Agreement	Purchase of certain pharmaceutical brands to strengthen the Company’s presence in the dermatology, cough-and-cold and pain therapeutic areas forming part of the Company’s OTC business in the United States, all for an aggregate consideration of Rs.1,148.
Useful lives or amortisation rates, intangible assets other than goodwill	15 years
Intangible assets other than goodwill	₨ 980
Gland Pharma Limited [Member]
Disclosure of significant asset purchase agreements [Line Items]
Counter Party Name	Gland Pharma Limited
Description Of Particulars Related To Asset Agreement	Acquisition of the rights to in-license, market and distribute eight injectable ANDAs, all for an aggregate consideration of U.S.$5.9.
Useful lives or amortisation rates, intangible assets other than goodwill	Not available for use yet
Intangible assets other than goodwill	₨ 231

[1]	Unaudited convenience translation into U.S.$(See Note 2(d))